Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balances, beginning of period	$ 678	$ 1,077	$ 1,077	$ 2,332	$ 2,272
Total other comprehensive (loss) income, net of tax	(25)	(4)	20	49	35
Balances, end of period	786	1,175	678	1,077	2,332
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balances, beginning of period	(49)	(54)	(54)	(13)	11
Amounts before reclassifications	(25)	(5)
Amounts reclassified out	0
Total other comprehensive (loss) income, net of tax	(25)	(5)	5	(41)	(24)
Balances, end of period	(74)	(59)	(49)	(54)	(13)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balances, beginning of period	(97)	(112)	(112)	(203)	(264)
Amounts before reclassifications	(1)	2
Amounts reclassified out	2
Total other comprehensive (loss) income, net of tax	1	2	15	91	61
Balances, end of period	(96)	(110)	(97)	(112)	(203)
AOCI Attributable to Parent
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balances, beginning of period	(146)	(166)	(166)	(216)	(251)
Amounts before reclassifications	(26)	(3)
Amounts reclassified out	2
Total other comprehensive (loss) income, net of tax	(24)	(3)	20	50	35
Balances, end of period	$ (170)	$ (169)	$ (146)	$ (166)	$ (216)